Fair Value (Details) - Schedule of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Equity Securities [Member]
Schedule of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Balance at beginning of year		$ 7,364
Change in fair value included in earnings		(374)
Vesting of Earnout Shares
Balance at end of year
Year Ended December 31, 2023
Transfer in and/or out of Level 3		(6,990)
Equity method investees [Member]
Schedule of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Balance at beginning of year	3,522	4,907
Change in fair value included in earnings	(453)	(1,385)
Vesting of Earnout Shares
Balance at end of year	3,069	3,522
Year Ended December 31, 2023
Transfer in and/or out of Level 3
Derivative financial liabilities (Earnout Shares) [Member]
Schedule of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Balance at beginning of year	(17,290)	(13,800)
Change in fair value included in earnings	(3,228)	(20,970)
Vesting of Earnout Shares	15,088	17,480
Balance at end of year	$ (5,430)	(17,290)
Year Ended December 31, 2023
Transfer in and/or out of Level 3